Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancellable Leases

Future minimum lease payments under non-cancellable leases for the years ended December 31 were as follows:

2023 (3 months)	$66,647
2024	256,414
2025	69,421
Total undiscounted cash flows	392,482
Less: amount representing interest	(14,065)
Present value of operating lease liability	378,417
Less: current portion of operating lease liability	238,042
Long-term operating lease liability	$140,375

Future minimum payments under non-cancellable leases as of December 31, 2022, were as follows:

Future Minimum Payments
2023	$251,403
2024	256,414
2025	69,421
Total undiscounted operating leases payments	577,238
Less: Imputed interest	31,217
Present Value of Operating Lease Liabilities	546,021

Other Information
Weighted-average remaining lease term	2.25 years
Weighted-average discount rate	5.0%

Schedule of Operating Lease Assets and Liabilities

The tables below present information regarding the Company’s operating lease assets and liabilities at September 30, 2023 and 2022, respectively:

	September 30, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$354,601	$521,782

Liabilities

Operating lease liability	$378,417	$546,022

Weighted-average remaining lease term (years)	1.50	2.25

Weighted-average discount rate	5%	5%

Schedule of Components of Lease Expense

	September 30, 2023	September 30, 2022

Operating lease costs

Amortization of right-of-use operating lease asset	$167,181	$105,470
Lease liability expense in connection with obligation repayment	17,152	$17,419
Total operating lease costs	$184,333	$122,889

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$184,756	$246,538
Right-of-use asset obtained in exchange for new operating lease liability	$-	$735,197